Basis of preparation (Policies)	6 Months Ended
Dec. 31, 2022
Basis Of Preparation [Abstract]
Description of accounting policy for basis of preparation explanatory	Basis of preparation
Mesoblast Limited is a for-profit entity for the purpose of preparing the financial statements. The condensed financial statements of Mesoblast Limited and its subsidiaries have been prepared in accordance with International Accounting Standard IAS 34 Interim Financial Reporting, as issued by the International Accounting Standards Board (“IASB”), and are unaudited. These interim financial statements do not include all of the notes and disclosures required by International Financial Reporting Standards, as issued by the IASB, for annual consolidated financial statements and should therefore be read in conjunction with our annual report on Form 20-F for the year ended June 30, 2022. In the opinion of management, the interim financial data includes all adjustments, consisting only of normal recurring adjustments necessary for a fair statement of the results for the interim periods.
(i)    Going concern
The Group held total cash reserves of $67.6 million as of December 31, 2022. The Group continues its focus on maintaining tight control of net cash usage for operating activities, which were $30.7 million for the six months ended December 31, 2022, a reduction of 16% compared to the prior period. As the Group prepares for a potential first product approval by the United States Food and Drug Administration (“FDA”), and in line with its commercial launch plans, additional inflows from strategic partnerships, product specific financing, capital markets and existing loan arrangements will be required to meet the Group’s projected expenditure consistent with its business strategy over the next 12 months. As a result of these matters, there is material uncertainty related to events or conditions that may cast significant doubt (or raise substantial doubt as contemplated by Public Company Accounting Oversight Board (“PCAOB”) standards) on the Group’s ability to continue as a going concern and, therefore, that the Group may be unable to realize its assets and discharge its liabilities in the normal course of business. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.
(ii)    Historical cost convention
These financial statements have been prepared under the historical cost convention, as modified by the revaluation of financial assets at fair value through other comprehensive income, financial assets and liabilities (including derivative instruments) at fair value through profit or loss, certain classes of property, plant and equipment and investment property.
(iii)    New and amended standards adopted by the Group
There were no new or amended standards adopted by the Group in the six months ended December 31, 2022. These interim financial statements follow the same accounting policies as compared to the June 30, 2022 consolidated financial statements and related notes as filed with the Australian Securities Exchange and the Securities and Exchange Commission.
(iv)    New accounting standards and interpretations not yet adopted by the Group
There were no new accounting standards and interpretations not yet adopted by the Group for the December 31, 2022 reporting period that are expected to materially impact the Group.
(v)    Change in accounting policy
The Group routinely reviews the financial statements for opportunities to improve the quality of financial reporting. In November 2021, the Group refinanced its existing senior debt facility with a new US$90.0 million five-year facility provided by funds managed by Oaktree Capital Management, L.P. (“Oaktree”) and as a result, the Group received proceeds from borrowings and repaid the Hercules loan. In connection with the refinancing of the Hercules debt, substantial balances related to payment of transaction costs from borrowings and charges on repayment of borrowings were recorded in the Statement of Cash Flows, this prompted management to enhance the relevance and reliability of the Statement of Cash Flows by changing the accounting policy relating to the classification of the Interest and other costs of finance paid, previously classified within the operating activities of the Statement of Cash Flows. The Group has changed its accounting policy to classify cash flows from interest and other costs of finance paid as a financing activity because it improves the relevance of the cash flows paid from obtaining capital resources. This change in accounting policy also diminishes the mismatch in operating cash flows from the profit and loss and improves the reliability of the operating cash flow balance.
(vi)    Use of estimates
The preparation of these consolidated financial statements requires the Group to make estimates and judgments that affect the reported amounts of assets, liabilities, income and expenses and related disclosures. On an ongoing basis, the Group evaluates its significant accounting policies and estimates. Estimates are based on historical experience and on various market-specific and other relevant assumptions that the Group believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities.
(vii)    Impact of COVID-19
Estimates are assessed each period and updated to reflect current information, such as the economic considerations related to the impact that COVID-19 could have on the Group’s significant accounting estimates. COVID-19 has not led to a material deterioration in the Group’s financial circumstances, nor required the Group to utilize government support.
The Group is facing some challenges from the pandemic. The Group’s current and potential future clinical trials have and may experience some delays given reduced capacity at hospitals for completing activities and impacts on patient mobility for treatments or final visits. The Group is also having to account in its product-launch plans for the impacts of the pandemic on future potential customers, such as transplant centers, which have been and may continue to be impacted by the pandemic with respect to patient care, operations/staffing, financials, and health and safety protocols. These impacts change the way (channel, message, frequency) that Mesoblast will have to engage with these entities.
Due to the COVID-19 pandemic, and recent geopolitical instability, countries in which the Group has operations have experienced some challenges in the ability of the Group’s suppliers and contractors to source, supply or acquire raw materials or components needed for its manufacturing process and supply chain. As a result, the manufacturing and commercialization of remestemcel-L and other product candidates could be adversely affected.